Capital Management	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Capital Management
25	Capital Management
The primary regulator over the Bank’s consolidated capital adequacy is the Office of the Superintendent of Financial Institutions, Canada (OSFI). The capital adequacy regulations in Canada are largely consistent with international standards set by the Basel Committee on Banking Supervision (BCBS). OSFI requires Canadian deposit-taking institutions to fully implement the 2019 Basel III reforms and achieve minimums of 7%, 8.5% and 10.5% for CET1, Tier 1 and Total Capital, respectively. OSFI has also designated the Bank as a domestic systemically important bank
(D-SIB),
increasing its minimum capital ratio requirements by 1% across all tiers of capital effective January 1, 2016, in line with the requirements for global systemically important banks.
In addition, OSFI expects
D-SIBs
to hold a 2.5% Domestic Stability Buffer, as at October 31, 202
1
. This results in current targets, including all buffers, for CET1, Tier 1 and Total Capital ratios of 10.5%, 12.0% and 14.0%, respectively. In addition to risk-based capital requirements, the Basel III reforms introduced a simpler, non risk-based Leverage ratio requirement to act as a supplementary measure to its risk-based capital requirements. Institutions are expected to maintain a material operating buffer above the 3% minimum.
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2021	2020
Capital (1)
Common Equity Tier 1 capital	$51,010	$49,165
Net Tier 1 capital	57,915	55,362
Total regulatory capital	66,101	64,512
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(2)	$416,105	$417,138
Leverage exposures (3)	1,201,766	1,170,290
Capital ratios (1)
Common Equity Tier 1 capital ratio	12.3%	11.8%
Tier 1 capital ratio	13.9%	13.3%
Total capital ratio	15.9%	15.5%
Leverage ratio (3)	4.8%	4.7%

(1)	This measure has been disclosed in this document in accordance with OSFI Guideline - Capital Adequacy Requirements (November 2018).
(2)
OSFI has prescribed a minimum capital floor for institutions that use the advanced internal ratings-based approach for credit risk. The Basel II capital floor add-on
is determined by comparing a capital requirement under the Basel II standardized approach for credit risk, in addition to OSFI prescribed requirements for market risk and credit valuation adjustment RWA. A shortfall in the Basel III capital requirement as compared with the Basel II capital floor is added to RWA. Under this Basel II regulatory capital floor requirement, the Bank does not have a capital floor add-on
as at October 31, 2021 (October 31, 2020 – nil).

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline - Leverage Requirements (November 2018).
The Bank substantially exceeded the OSFI minimum capital ratios as at October 31, 2021, including the Domestic Stability Buffer requirement.